Reporting Entity (Description of the controlling company) (Tables)	12 Months Ended
Dec. 31, 2020
Reporting Entity (Description of the controlling company) [Abstract]
The Company's shareholders

As of December 31, 2020, KEPCO’s share capital amounts to ~~W~~3,209,820 million and KEPCO’s shareholders are as follows:

	Number of shares	Percentage of ownership
The Government of the Republic of Korea	116,841,794	18.20%
Korea Development Bank	211,235,264	32.90%
Foreign investors	106,414,565	16.58%
Other	207,472,454	32.32%

	641,964,077	100.00%